Share Capital and Reserves (Details) € / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended
	Nov. 08, 2021 USD ($) $ / shares shares	May 15, 2020 USD ($) shares	Jan. 21, 2021 USD ($) shares	Nov. 08, 2021 EUR (€) shares	Jan. 21, 2021 EUR (€) € / shares shares	May 15, 2020 EUR (€) € / shares
Share Capital and Reserves (Details) [Line Items]
Depositary shares				3,750,000
Price per share | (per share)	$ 12				€ 0.9	€ 0.632
Gross proceeds | $	$ 45.0
New shares				37,500,000
Gross amounts			$ 30.4		€ 25,000,000
Shares premium			27,777,777		27,777,777
Aggregate amount		$ 13.7				€ 12,700,000
New ordinary shares		20,162,924
Bottom of range [member]
Share Capital and Reserves (Details) [Line Items]
Share capital | €				€ 90,132,067.69	€ 68,998,734.95	56,260,102.01
Issued and outstanding shares	118,469,226		90,691,449
Top of range [member]
Share Capital and Reserves (Details) [Line Items]
Share capital | €				€ 118,662,067.69	€ 90,132,067.69	€ 68,998,734.95
Issued and outstanding shares	155,969,226		118,469,226